11. Employee and Director Benefit Programs (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee And Director Benefit Programs Details 1
Benefit obligation	$ 4,361	$ 4,174	$ 3,993
Fair value of plan assets	0	0
Funded status	(4,361)	(4,174)
Unrecognized prior service cost/benefit	0	0
Unrecognized net actuarial loss	0	0
Net amount recognized	(4,361)	(4,174)
Unfunded accrued liability	(4,361)	(4,174)
Intangible assets	0	0
Net amounts recognized	$ (4,361)	$ (4,174)